Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 16 - LOSS PER SHARE

Basic loss per share is computed based on the weighted average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of shares outstanding during each year, plus the dilutive potential of the ordinary shares considered outstanding during the year, in accordance with ASC 260-10 “Earnings per share”.

All outstanding options and warrants have been excluded from the calculation of the diluted loss per share for each period presented, since all such securities have an anti-dilutive effect.

The following table sets forth the computation of the Company’s basic and diluted net loss per ordinary share:

	For the year ended December 31,
	2024	2023	2022

Net loss	$25,149	$17,568	$19,108
Shares used in computing net loss per ordinary share, basic and diluted	5,849,013	5,848,737	5,671,786
Net loss per ordinary share, basic and diluted	$4.30	$3.00	$3.37

Instruments that may potentially dilute the basic loss per share in the future but were not included in the calculation of diluted loss per share, since their effect is anti-dilutive.

	For the year ended December 31,
	2024	2023	2022
	(number)
Warrants and share options	2,631,603	2,631,603	2,912,147